SOFTWARE DEVELOPMENT COSTS (Details) - Software Development [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Development costs	$ 2,527,819	$ 2,479,137	$ 1,936,000
Acquired technology	1,527,186	1,527,186	1,277,000
Less Accumulated amortization	(2,707,421)	(2,483,622)	(1,697,000)
Total Software development costs	$ 1,347,584	$ 1,522,701	$ 1,516,000